Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS
ALABAMA 1.4%
Montgomery Cnty
GO Refunding Warrants Series 2021A	4.00%	03/01/27	1,000,000	1,170,889
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,000,000
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (a)	2,000,000	2,400,083
Commodity Supply RB Series 2021B1	4.00%	06/01/31 (a)	1,850,000	2,244,376
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	236,537
RB Series 2017	5.00%	05/01/27	250,000	304,034
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,563,148
				10,919,067
ARIZONA 1.1%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,050,197
Refunding RB (Phoenix Childrens Hospital) Series 2013A3 (SIFMA Municipal Swap Index + 1.85%)	1.90%	02/01/48 (a)(b)	3,000,000	3,027,185
Arizona IDA
RB Series 2021A	4.00%	11/01/29	1,000,000	1,190,909
RB Series 2021A	4.00%	11/01/30	500,000	603,624
RB Series 2021A	4.00%	11/01/31	1,270,000	1,548,022
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	715,663
Refunding COP Series 2014	4.00%	07/01/23	700,000	741,685
				8,877,285
ARKANSAS 1.3%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	2,310,000	2,323,147
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (a)	1,605,000	1,604,105
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (a)	1,000,000	996,404

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	761,341
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	589,956
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	225,000	226,531
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	2,140,000	2,238,267
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	335,000	344,338
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	930,000	951,597
				10,035,686
CALIFORNIA 10.1%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(b)(c)	3,000,000	3,129,571
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(b)(c)	3,000,000	3,204,591
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	0.50%	04/01/56 (a)(b)	5,000,000	5,058,560
California
GO Bonds	5.00%	08/01/24	1,000,000	1,123,462
GO Bonds	3.00%	03/01/26	5,000,000	5,508,603
GO Bonds	5.00%	03/01/27 (a)	2,600,000	2,977,309
GO Refunding Bonds	5.00%	12/01/26	10,000,000	12,131,513
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	707,727
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(b)(c)	2,685,000	2,792,047
Refunding RB (Lucile Salter Packard Childrens Hospital) Series 2022A	4.00%	05/15/51 (a)(d)	1,000,000	1,149,771
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	477,165
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	654,484
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,131,184
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,226,076
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,732,283
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,298,354
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	4,353,098
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	62,038
Los Angeles Dept of Airports
Sub RB Series 2019F	5.00%	05/15/28	2,115,000	2,628,625
Lynwood USD
GO Bonds Series E	0.00%	08/01/42 (a)(e)	1,380,000	842,503
GO Bonds Series E	0.00%	08/01/44 (a)(e)	4,640,000	2,655,921
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,499,536
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,157,548
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	2,700,000	3,024,013
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	666,949

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,747,470
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	845,179
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	589,302
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,250,000	1,096,922
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	1,284,359
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	835,641
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	1,026,773
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,551,952
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,032,310
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	625,732
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	404,866
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,189,755
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	324,809
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	337,314
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	581,468
				80,666,783
COLORADO 2.3%
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	420,000	529,223
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	629,364
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(b)(c)	4,000,000	4,841,221
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	1,250,000	1,466,275
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(f)	1,250,000	1,526,439
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	385,585
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	649,217
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	1,000,000	1,197,824
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(b)(c)	1,750,000	1,827,441
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(e)	380,000	296,362
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(b)(c)	5,000,000	5,209,383
				18,558,334
CONNECTICUT 1.6%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (a)	650,000	788,733
GO Bonds Series 2020C	4.00%	06/01/34 (a)	1,000,000	1,208,470
GO Bonds Series 2020C	4.00%	06/01/35 (a)	250,000	300,715
GO Bonds Series 2020C	4.00%	06/01/36 (a)	1,250,000	1,500,399
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,493,754

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	978,040
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/26	1,200,000	1,426,121
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)(g)	2,000,000	2,500,906
GO Bonds Series 2019A	5.00%	11/01/36 (a)(g)	1,000,000	1,247,464
				12,444,602
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(b)(c)	3,000,000	3,094,210
FLORIDA 3.6%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	418,206
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	517,658
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	905,763
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	830,717
Greater Orlando Aviation Auth
Airport Facilities RB Series 2019A	5.00%	10/01/26	5,000,000	5,967,309
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,289,551
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	1,097,455
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	156,653
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	451,249
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	282,313
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	564,940
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,828,209
Toll System RB Series 2014A	5.00%	07/01/24	625,000	694,234
Miami-Dade Cnty Fla Health Facs
Hospital Refunding RB Series 2021A	4.00%	08/01/51 (a)	1,000,000	1,167,951
Orlando Utilities Commission
Utilities System RB Series 2021B	1.25%	10/01/46 (a)(b)(c)	4,000,000	4,047,254
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (f)	800,000	838,218
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	502,404
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	378,645
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,735,508
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(e)	1,550,000	1,069,367
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(e)	800,000	529,326
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(e)	855,000	541,258
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(e)	1,000,000	604,645
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(e)	1,200,000	440,839
				28,859,672

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GEORGIA 1.9%
Atlanta Hartsfield-Jackson Airport
Airport Refunding RB Series 2020B	5.00%	07/01/27	2,500,000	3,042,671
Airport Refunding RB Series 2020B	5.00%	07/01/28	2,400,000	2,991,724
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,847,600
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	0.62%	08/01/48 (a)(b)	5,000,000	5,046,523
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	5.00%	06/15/33 (a)	1,700,000	2,261,402
				15,189,920
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	899,575
Harbor System RB Series 2020A	4.00%	07/01/35 (a)	500,000	598,730
				1,498,305
IDAHO 0.5%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (g)	450,000	541,774
GO Bonds Series 2019A	5.00%	09/15/27 (g)	400,000	495,094
GO Bonds Series 2019A	5.00%	09/15/28 (g)	425,000	539,571
GO Bonds Series 2019A	5.00%	09/15/29 (a)(g)	400,000	511,990
Idaho Health Facilities Auth
RB Series 2021A	4.00%	03/01/46 (a)(d)	750,000	879,499
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (g)	695,000	713,793
				3,681,721
ILLINOIS 7.0%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	500,000
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,926,519
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,239,227
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,843,910
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/25 (a)(f)	290,000	291,120
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	464,243
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,981,867
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,285,010
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	469,301
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,172,400
Refunding GO Bonds Series 2014A	5.00%	01/01/35 (a)	750,000	829,394
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,192,302
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,220,628
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,095,304

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,927,082
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,207,392
GO Bonds Series 2020	5.38%	05/01/23	500,000	534,813
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,117,445
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,739,181
GO Bonds Series 2021A	5.00%	03/01/46 (a)	1,000,000	1,241,914
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,789,986
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,821,699
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	615,734
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	150,000	183,278
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	1,071,069
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,135,569
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,569,540
Refunding RB (Northwestern Memorial Health) Series 2021A	4.00%	07/15/37 (a)	2,500,000	3,042,236
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	823,412
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	475,347
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	3,101,425
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	2,000,000	2,531,935
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/30	1,000,000	1,290,532
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,537,809
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (g)	400,000	501,740
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (g)	450,000	575,209
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(g)	500,000	636,228
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(g)	1,050,000	1,234,991
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(g)	600,000	702,561
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (g)	250,000	296,672
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (g)	325,000	394,670
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (g)	325,000	403,572
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (g)	300,000	379,836
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (g)	325,000	419,356
				55,813,458
INDIANA 0.2%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,790,000	1,803,591
IOWA 0.7%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(b)(c)(g)	5,000,000	5,902,799
KANSAS 0.9%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	299,991
GO Bonds Series 2017	5.00%	09/01/27	450,000	555,006

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	440,232
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	467,418
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	511,618
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	515,701
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	150,000	173,491
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	299,602
GO Bonds Series 2018A	5.00%	09/01/27	800,000	984,152
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	3,154,407
				7,401,618
KENTUCKY 0.2%
Kentucky
COP 2015	4.00%	06/15/24	400,000	433,970
COP 2015	5.00%	06/15/25	400,000	459,874
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B	0.04%	10/01/39 (a)(b)(g)(h)	1,000,000	1,000,000
				1,893,844
LOUISIANA 0.6%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	609,269
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	2,000,000	2,088,489
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	255,913
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (a)	1,600,000	1,896,450
				4,850,121
MAINE 1.0%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	5.00%	07/01/32 (a)	550,000	730,867
Educational Facilities RB Series 2021A	4.00%	07/01/36 (a)	500,000	607,070
Educational Facilities RB Series 2021A	4.00%	07/01/46 (a)	750,000	884,725
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	1,044,757
RB (MaineHealth) Series 2020A	4.00%	07/01/36 (a)	400,000	475,189
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,185,303
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	611,956
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	705,776
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	874,311
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	778,744
				7,898,698
MARYLAND 1.5%
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	5,080,000	6,041,764

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	699,380
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,073,664
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	348,858
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	621,227
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	774,615
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,719,010
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	632,550
				11,911,068
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	640,940
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,411,936
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	628,932
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,296,077
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	240,000	290,599
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	1,094,256
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,327,256
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,065,000	1,317,896
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,333,256
RB (Wellforce) Series 2020C	4.00%	10/01/45 (a)	750,000	874,892
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	1,035,000	1,091,443
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,490,000	1,639,120
				14,946,603
MICHIGAN 1.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	683,648
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,391,733
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,789,579
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,196,236
Michigan Finance Auth
Tobacco Settlement Asset-Backed Bonds Series 2020B1 Class 2	1.25%	06/01/30	225,000	225,797
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	1,080,000	1,134,488
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	622,160
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	706,801
				7,750,442
MINNESOTA 0.6%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	361,045
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	292,385
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	389,696
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	310,258

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	291,444
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	344,419
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	220,000	249,046
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (g)	400,000	436,433
Refunding COP Series 2019C	5.00%	02/01/25 (g)	375,000	423,612
Refunding COP Series 2019C	5.00%	02/01/26 (g)	400,000	465,218
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	505,015
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	315,045
				4,383,616
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,166,243
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	709,721
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)(f)	345,000	366,711
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	220,000	232,174
				2,474,849
MISSOURI 2.4%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(g)	5,000,000	6,515,302
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(g)	2,440,000	3,265,501
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/27	300,000	368,652
Facilities Refunding RB Series 2021A	5.00%	11/01/28	770,000	965,941
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,211,439
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,270,839
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,145,484
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	880,000	948,772
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	1,715,000	1,882,191
				19,574,121
MONTANA 0.9%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,310,000	1,412,579
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C (SIFMA Municipal Swap Index + 0.55%)	0.60%	08/15/37 (a)(b)	3,000,000	3,003,185
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A (SIFMA Municipal Swap Index + 0.45%)	0.50%	11/15/35 (a)(b)	2,950,000	2,957,190
				7,372,954
NEBRASKA 0.6%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,753,612

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	50,000	50,361
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(f)	250,000	255,159
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(f)	275,000	280,675
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(f)	500,000	510,319
				4,850,126
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	691,335
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	734,426
				1,425,761
NEW HAMPSHIRE 0.0%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	5,000	5,015
NEW JERSEY 3.2%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	219,351
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	340,827
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	301,145
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	648,130
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/29 (a)	1,045,000	1,159,065
School Facilities Construction Bonds Series 2018 EEE	5.00%	06/15/43 (a)	2,000,000	2,418,203
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	938,945
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	628,332
New Jersey Educational Facilities Auth
RBs (Princeton Univ) Series 2016A	5.00%	07/01/25	4,555,000	5,297,086
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2020E	3.50%	04/01/51 (a)	2,710,000	2,961,808
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (a)	4,500,000	5,548,563
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,548,006
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	3,000,000	3,620,524
				25,629,985
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,390,000	1,508,642
NEW YORK 14.9%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25 (f)	250,000	290,118
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/26	800,000	956,400
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	750,000	920,117

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Hofstra Univ) Series 2021A	5.00%	07/01/28	840,000	1,055,598
RB (Hofstra Univ) Series 2021A	4.00%	07/01/36 (a)	340,000	413,481
RB (Hofstra Univ) Series 2021A	4.00%	07/01/37 (a)	550,000	667,212
RB (Hofstra Univ) Series 2021A	4.00%	07/01/38 (a)	515,000	623,516
RB (Hofstra Univ) Series 2021A	4.00%	07/01/39 (a)	575,000	694,628
Long Island Power Auth
Electric System RB Series 2021A	5.00%	09/01/34 (a)	1,860,000	2,468,552
Electric System RB Series 2021B	1.50%	09/01/51 (a)(b)(c)	2,915,000	2,989,894
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)	2,845,000	3,624,388
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	556,888
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	277,830
New York City
GO Bonds Fiscal 2013 Series A3	0.03%	10/01/40 (a)(b)(g)(h)	1,000,000	1,000,000
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,543,225
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,105,000	1,140,651
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (f)	315,000	333,842
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	853,203
GO Bonds Fiscal 2015 Series F5	0.05%	06/01/44 (a)(b)(g)(h)	5,550,000	5,550,000
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/32 (a)	1,500,000	1,961,276
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/33 (a)	1,500,000	1,959,295
GO Bonds Fiscal Series 2018A	5.00%	08/01/28 (a)	3,165,000	3,893,016
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,506,187
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,253,497
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2021 Series DD	5.00%	06/15/26	3,250,000	3,892,955
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,491,476
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,806,675
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,398,232
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,641,119
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,256,566
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,179,577
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,242,855
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	5.00%	12/01/32 (a)	2,000,000	2,607,927
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/34 (a)	1,000,000	1,203,630
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/35 (a)	1,000,000	1,200,168
Refunding RB (Whitney Museum of American Art) Series 2021	5.00%	07/01/31	2,500,000	3,371,237
New York Health & Hospital Corp
Health System RB Series 2020A	5.00%	02/15/30	2,500,000	3,245,916
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	0.30%	10/01/35 (a)(b)(g)(i)(j)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	179,143
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	1,019,124
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,105,931
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,180,315
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (a)	3,850,000	4,847,226
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,364,272

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,090,620
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	6,217,496
New York State Mortgage Agency
Homeowner Mortgage RB Series 226	3.50%	10/01/50 (a)	3,290,000	3,557,494
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,231,832
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	635,857
Special Facility RB (JFK Airport) Series 2020C	5.00%	12/01/33 (a)	2,500,000	3,184,217
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/35 (a)	2,835,000	3,622,412
Consolidated Bonds 221st Series	4.00%	07/15/36 (a)	2,000,000	2,365,182
Consolidated Bonds 221st Series	4.00%	07/15/45 (a)	3,000,000	3,470,553
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(f)	5,330,000	6,039,582
				118,932,403
NORTH CAROLINA 2.3%
Asheville
Special Obligation Bonds Series 2021	5.00%	04/01/27	700,000	857,223
Special Obligation Bonds Series 2021	5.00%	04/01/30	600,000	787,841
Special Obligation Bonds Series 2021	5.00%	04/01/31	375,000	503,274
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	5.00%	07/01/25	625,000	719,347
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/41 (a)	1,190,000	1,415,081
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	571,888
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	2,040,241
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,151,879
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,497,125
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,436,508
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/27	420,000	493,008
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	518,275
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	1,210,225
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	500,000	625,500
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(e)	1,700,000	880,666
Raleigh-Durham Airport Auth
Refunding RB Series 2020A	5.00%	05/01/33 (a)	1,000,000	1,270,895
Winston-Salem
Water & Sewer System Refunding RB Series 2020A	5.00%	06/01/30	2,000,000	2,651,023
				18,629,999
NORTH DAKOTA 0.4%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	445,878
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	530,031
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	225,000	256,263

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	512,300
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,683,821
				3,428,293
OHIO 3.3%
American Municipal Power Ohio
Refunding RB Series 2021A	5.00%	02/15/31	1,000,000	1,322,783
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	6,344,432
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	800,000	970,066
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,218,864
Water RB Series 2020FF	5.00%	01/01/26	1,180,000	1,390,367
Water RB Series 2020FF	5.00%	01/01/28	800,000	997,750
Columbus
ULT GO Bonds Series 2021A	5.00%	04/01/34 (a)(k)	5,500,000	7,270,168
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	60,272
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	229,626
General Refunding RB Series 2021A	4.00%	12/01/35 (a)	300,000	348,320
General Refunding RB Series 2021A	3.00%	12/01/40 (a)	475,000	495,321
General Refunding RB Series 2021A	4.00%	12/01/45 (a)	225,000	254,972
Ohio
Common Schools GO Bonds Series 2021A	5.00%	06/15/25	500,000	579,026
Common Schools GO Bonds Series 2021A	5.00%	06/15/26	800,000	958,266
Common Schools GO Bonds Series 2021A	5.00%	06/15/27	650,000	800,062
Higher Education GO Bonds Series 2021A	5.00%	05/01/25	700,000	807,247
Higher Education GO Bonds Series 2021A	5.00%	05/01/27	595,000	729,957
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/35 (a)	700,000	887,718
Higher Educational Facility RB (Univ of Dayton) Series 2020	4.00%	02/01/36 (a)	555,000	655,050
				26,320,267
OKLAHOMA 1.3%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,290,323
Oklahoma City Zoological Trust
Sales Tax RB Series 2021	4.00%	06/01/29	1,340,000	1,623,967
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	31,447
Limited Obligation RB (Gilcrease Expressway West) Series 2020	1.63%	07/06/23 (a)	4,500,000	4,526,946
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,080,192
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31 (d)	1,250,000	1,550,854
				10,103,729

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 3.3%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(g)	2,920,000	3,545,360
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,075,000	1,096,797
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	274,487
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	164,205
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(e)(g)	300,000	224,311
GO Bonds Series 2019	0.00%	06/15/35 (a)(e)(g)	265,000	190,325
GO Bonds Series 2019	0.00%	06/15/36 (a)(e)(g)	420,000	289,348
GO Bonds Series 2019	0.00%	06/15/37 (a)(e)(g)	500,000	330,035
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (e)(g)	1,700,000	1,574,099
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(e)(g)	1,400,000	1,040,512
Medford Hospital Facilities Auth
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/39 (a)	1,000,000	1,186,741
Morrow & Gilliam County SD
GO Bonds Series 2021A	4.00%	06/15/27 (g)	205,000	239,166
GO Bonds Series 2021A	4.00%	06/15/29 (g)	150,000	181,045
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(b)(c)	3,000,000	3,096,082
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (a)(f)	330,000	353,280
GO Obligations Series 2016	5.00%	12/01/31 (a)(f)	375,000	401,455
GO Obligations Series 2016	5.00%	12/01/36 (a)(f)	1,155,000	1,236,480
Port of Portland
Airport Refunding RB Series 26C	5.00%	07/01/22	1,100,000	1,129,226
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,589,653
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,289,608
St. Helens SD #502
GO Bonds Series 2020B	0.00%	06/15/45 (a)(b)(g)(l)	1,665,000	2,052,782
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(b)(g)(l)	340,000	382,655
GO Bonds Series 2017	0.00%	06/15/30 (a)(b)(g)(l)	300,000	336,918
GO Bonds Series 2017	0.00%	06/15/31 (a)(b)(g)(l)	300,000	335,905
GO Bonds Series 2017	0.00%	06/15/32 (a)(b)(g)(l)	350,000	391,182
GO Bonds Series 2017	0.00%	06/15/33 (a)(b)(g)(l)	520,000	580,445
GO Bonds Series 2017	0.00%	06/15/34 (a)(b)(g)(l)	350,000	390,158
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(g)(l)	410,000	456,504
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/40 (a)(e)(g)	640,000	398,590
				26,757,354
PENNSYLVANIA 1.1%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (f)(g)	510,000	608,825
GO Bonds Series 2017	4.00%	04/15/28	1,625,000	1,897,371

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	220,000	235,635
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	415,000	468,216
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	515,000	572,355
Lancaster Cnty Hospital Auth
RB Series 2021	5.00%	11/01/51 (a)	1,000,000	1,233,130
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	864,432
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,196,991
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	614,110
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	375,555
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	313,355
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	371,736
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	397,872
				9,149,583
RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	285,000	291,775
SOUTH CAROLINA 1.3%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	836,948
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(b)(c)	1,515,000	1,524,175
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (a)	1,750,000	2,079,252
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/39 (a)	4,000,000	4,730,171
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,111,436
				10,281,982
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	200,000	221,580
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	470,859
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	154,737
				847,176
TENNESSEE 0.9%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	486,868
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	674,267
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,066,193
Tennessee Housing Development Agency
Residential RB Series 2020-4	3.00%	01/01/51 (a)	4,880,000	5,232,766
				7,460,094

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
TEXAS 13.5%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020a	5.00%	02/01/25 (g)	1,265,000	1,449,518
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/26 (g)	530,000	628,331
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (g)	425,000	519,492
ULT Refunding RB Series 2020A	5.00%	02/01/24 (g)	1,260,000	1,388,546
ULT Refunding RB Series 2020A	5.00%	02/01/28 (g)	325,000	408,219
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(g)	200,000	235,572
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (g)	310,000	358,738
ULT Refunding GO Bonds Series 2020	4.00%	08/15/27 (g)	325,000	383,304
ULT Refunding GO Series 2020	4.00%	08/15/25 (g)	150,000	169,017
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (g)	170,000	190,689
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,263,679
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(f)	1,520,000	1,761,156
Sr Lien RB Series 2021B	5.00%	01/01/29	850,000	1,071,449
Sr Lien RB Series 2021B	5.00%	01/01/31	500,000	655,152
Clear Creek ISD
ULT GO Bonds Series 2013B	0.28%	02/15/38 (a)(b)(c)(g)	4,000,000	3,981,371
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	369,526
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	713,568
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/29	1,000,000	1,290,486
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (a)	1,000,000	1,128,347
Refunding RB Series 2021	4.00%	08/15/33 (a)	1,000,000	1,127,192
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,397,034
Jt Refunding RB Series 2020A	5.00%	11/01/29	2,500,000	3,215,389
Jt Refunding RB Series 2020A	4.00%	11/01/34 (a)	1,000,000	1,212,268
Refunding RB Series 2021B	4.00%	11/01/45 (a)	5,000,000	5,884,613
Denton ISD
ULT GO Series 2014B	2.00%	08/01/44 (a)(b)(c)(g)	2,000,000	2,081,439
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (g)	775,000	946,551
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (g)	425,000	533,193
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (g)	575,000	739,466
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(g)	930,000	933,687
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(g)	400,000	462,167
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(b)(c)(g)	2,385,000	2,421,611
Godley ISD
ULT GO Refunding Bonds Series 2021	5.00%	02/15/30 (g)	240,000	312,262
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2021C	0.04%	10/01/41 (a)(b)(g)(h)	3,500,000	3,500,000

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Houston Airport System
Sub Lien Refunding RB Series 2021A	4.00%	07/01/46 (a)	2,500,000	2,925,253
Katy ISD
ULT GO Bonds Series 2021C	1.50%	08/15/50 (a)(b)(c)(g)(k)	12,000,000	12,343,471
Lewisville ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (g)	2,500,000	2,700,049
North Fort Bend Water Auth
Water System Refunding RB Series 2021	5.00%	12/15/31	1,670,000	2,244,490
North Texas Tollway Auth
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/34 (a)	1,000,000	1,214,491
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/35 (a)	1,000,000	1,211,833
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/36 (a)	1,000,000	1,207,501
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	1,100,000	1,324,081
Northside ISD
ULT GO Refunding Bonds Series 2020	0.70%	06/01/50 (a)(b)(c)(g)	5,000,000	5,008,441
ULT GO Series 2019	1.60%	08/01/49 (a)(b)(c)(g)	2,960,000	3,042,852
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,817,455
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(c)	5,000,000	5,279,480
San Marcos Consolidated ISD
ULT GO Refunding Bonds Series 2021A	3.00%	08/01/27 (g)	5,185,000	5,823,809
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(g)	445,000	515,577
Southwest ISD
ULT GO Refunding Bonds Series 2021	0.00%	02/01/41 (a)(e)(g)	2,500,000	1,596,107
ULT GO Refunding Bonds Series 2021	0.00%	02/01/42 (a)(e)(g)	2,250,000	1,393,181
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (g)	620,000	772,828
Spring ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/22 (g)	750,000	775,328
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (g)	625,000	674,901
ULT Refunding GO Bonds Series 2020	5.00%	08/15/24 (g)	1,000,000	1,123,715
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (g)	1,000,000	1,163,393
ULT Refunding GO Bonds Series 2020	5.00%	08/15/26 (g)	1,000,000	1,199,398
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,710,000	1,885,898
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,105,000	1,217,701
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,000,000	1,298,204
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,649,540
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	985,000	1,078,294
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	12/31/30	500,000	605,915
Texas Water Dev Brd
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	539,395
State Revolving Fund RB Series 2020	5.00%	08/01/24	750,000	842,170
				108,207,783

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	410,864
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	484,604
				895,468
VERMONT 0.8%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	665,000	706,846
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	3,260,000	3,508,713
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,637,000	1,792,085
				6,007,644
VIRGINIA 1.7%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,616,698
Fairfax Cnty
GO Bonds Series 2020A	5.00%	10/01/33 (a)	5,000,000	6,556,444
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (a)	600,000	717,662
Refunding RB Bonds Series 2021	4.00%	01/01/38 (a)	1,100,000	1,324,770
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	305,000	314,478
				13,530,052
WASHINGTON 3.9%
Energy Northwest
Electric Refunding RBs Series 2020A	5.00%	07/01/27	1,000,000	1,231,118
Electric Refunding RBs Series 2020A	5.00%	07/01/28	3,585,000	4,528,629
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,838,949
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	784,509
Lake Washington SD #414
ULT Refunding GO Bonds Series 2020	4.00%	12/01/28 (g)	10,000,000	12,106,907
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(g)	1,000,000	1,244,202
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(g)	1,000,000	1,242,141
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(g)	1,250,000	1,551,146
Ocosta SD #172
ULT GO Bonds 2013	5.00%	12/01/23 (g)	340,000	371,265
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	619,254
Refunding RB 2019	5.00%	12/01/28	460,000	581,288
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	635,099
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	790,057
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(g)	2,830,000	3,501,709
				31,026,273

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,711,947
WISCONSIN 1.9%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (e)	410,000	343,920
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/31 (a)(e)	640,000	517,595
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/32 (a)(e)	1,250,000	973,768
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (a)(e)	2,000,000	1,498,713
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(e)	1,820,000	1,316,541
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(e)	2,900,000	2,022,693
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(e)	3,000,000	2,008,030
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	0.70%	08/15/54 (a)(b)	1,700,000	1,714,929
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(f)	1,000,000	1,227,042
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(f)	1,025,000	1,257,719
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	200,345
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,096,104
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,131,842
				15,309,241
WYOMING 0.6%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	517,381
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	599,015
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/36 (a)	400,000	481,945
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/38 (a)	400,000	479,836
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	1,000,000	1,064,061
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	0.05%	10/01/44 (a)(b)(h)	1,650,000	1,650,000
				4,792,238
Total Municipal Securities (Cost $757,525,912)				794,906,197
Total Investments (Cost $757,525,912)				794,906,197

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond.
(f)	Refunded bond.
(g)	Credit-enhanced or liquidity-enhanced.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.5% of net assets.
(j)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(k)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(l)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$794,906,197	$—	$794,906,197
Total	$—	$794,906,197	$—	$794,906,197

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.3% OF NET ASSETS
CALIFORNIA 99.6%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	400,000	473,574
GO Bonds Series C	4.00%	08/01/30 (a)	400,000	468,371
GO Bonds Series C	4.00%	08/01/32 (a)	250,000	290,529
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (a)	2,060,000	2,229,168
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	357,585
Refunding RB Series 2015	5.00%	09/02/23	575,000	621,811
Refunding RB Series 2015	5.00%	09/02/25	690,000	803,713
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	744,179
Bay Area Toll Auth
Toll Bridge RB Series 2006C1 (SIFMA Municipal Swap Index + 0.90%)	0.95%	04/01/45 (a)(b)	5,000,000	5,033,430
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(b)(c)	3,000,000	3,129,571
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(b)(c)	3,000,000	3,204,592
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	535,474
GO Bonds Series 2017	0.00%	08/01/34 (a)(d)	7,705,000	5,332,539
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,961,879
GO Bonds	5.00%	09/01/42 (a)	1,500,000	1,552,555
GO Bonds Series 2010	4.00%	11/01/34 (a)	1,000,000	1,230,098
GO Bonds Series CQ	4.00%	12/01/47 (a)	3,280,000	3,537,839
GO Refunding Bonds	5.00%	12/01/26	5,000,000	6,065,756
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,373,463
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,551,969
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,399,075
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,319,211
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	1.10%	06/01/30	10,000	10,027
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	325,000	368,542
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,808,480
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	370,171

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	405,000
Tobacco Settlement (Los Angeles Cnty Securitization) Series 2020B-1	1.75%	06/01/30	40,000	40,214
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,530,000	1,779,064
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	233,782
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	202,039
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	268,231
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	250,000	306,525
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	188,588
Tobacco Settlement Sub RB (Sonoma Cnty Securitization Corp) Series 2020B1	1.38%	06/01/30	20,000	20,100
California Community Choice Finance Auth
Clean Energy RB Series 2021A	4.00%	10/01/52 (a)(b)(c)	1,000,000	1,157,130
RB Series 2021B1	4.00%	02/01/52 (a)(b)(c)(e)	5,000,000	6,059,526
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,534,724
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (a)	900,000	1,087,547
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (e)	175,000	187,718
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(b)(c)	2,685,000	2,792,047
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	616,039
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	653,291
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,257,750
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/36 (a)	2,500,000	2,995,858
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	809,845
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,225,938
RB (Providence St Joseph Health) Series 2019B	5.00%	10/01/39 (a)(b)(c)	3,400,000	4,211,019
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (a)(b)(c)	5,000,000	5,854,037
RB Series 2021A	4.00%	08/15/48 (a)(f)	1,500,000	1,780,376
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (e)	275,000	287,017
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	224,987
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	896,844
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (a)(b)(c)	1,200,000	1,250,606
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (a)	900,000	1,114,969
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,780,345
RB Series 2021B	4.00%	11/01/35 (a)	345,000	415,689
RB Series 2021B	4.00%	11/01/36 (a)	360,000	432,255
RB Series 2021B	4.00%	11/01/37 (a)	550,000	658,712
RB Series 2021B	4.00%	11/01/38 (a)	600,000	717,735
RB Series 2021B	4.00%	11/01/39 (a)	630,000	751,291
RB Series 2021B	4.00%	11/01/40 (a)	650,000	773,007
RB Series 2021B	4.00%	11/01/41 (a)	410,000	487,149
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)(g)	4,130,000	4,361,805
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	2,375,000	2,745,762
Refunding RB (Los Angeles Cnty Museum) Series 2021A	1.20%	12/01/50 (a)	3,000,000	3,030,216
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/36 (a)	430,000	516,068
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	568,740
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,291,223
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,278,617
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	290,724
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	383,252

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	406,022
Refunding RBs (Academy of Motion Picture Arts & Sciences) Series 2020B	5.00%	11/01/29 (a)	1,500,000	1,945,560
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (e)	360,000	428,696
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	427,950
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,267,688
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,696,545
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,787,214
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/30	790,000	940,182
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	1,240,000	1,485,708
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	768,655
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,337,414
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,215,051
RB Series 2021	4.00%	10/01/46 (a)	1,000,000	1,161,532
RB Series 2021	4.00%	10/01/49 (a)	1,800,000	2,080,359
Recovery Zone Facility RB (Chevron) Series 2010A VRDN	0.02%	11/01/35 (a)(b)(h)	4,195,000	4,195,000
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	179,553
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	732,064
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,387,149
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	645,000	737,997
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	856,970
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	569,566
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	304,585
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	698,134
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	303,505
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	303,296
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	501,978
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	699,429
RB (Sharp Healthcare) Series 2017B VRDN	0.03%	08/01/52 (a)(b)(e)(h)	5,800,000	5,800,000
California Public Works Board
Lease RB Series 2011D	5.00%	12/01/22 (a)	500,000	500,000
Lease RB Series 2012A	5.00%	04/01/23 (a)	1,850,000	1,879,527
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,129,515
Lease Refunding RB Series 2022A	5.00%	08/01/31 (f)	2,000,000	2,636,095
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	306,003
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	210,604
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	182,426
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	694,174
California Statewide Communities Development Auth
Health Facility RB Series 2021A	4.00%	06/01/46 (a)	1,000,000	1,182,980
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	949,002
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	2,069,208
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,643,171
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(e)	750,000	957,476
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(e)	735,000	933,946
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	2,765,000	3,348,633
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(b)(c)	1,715,000	2,019,265

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	3,047,778
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	945,536
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	824,498
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	374,891
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	292,490
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	1,116,907
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	316,716
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	488,686
RB Series 2021A	4.00%	06/01/29	1,000,000	1,208,711
RBs (Emanate Health) Series 2020A	4.00%	04/01/36 (a)	2,025,000	2,400,473
RBs (Emanate Health) Series 2020A	4.00%	04/01/45 (a)	1,750,000	2,029,123
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	592,645
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,466,621
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (a)	440,000	449,018
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22 (g)	400,000	411,175
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,361,095
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,860,006
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	160,969
Refunding RB Series 2020A	5.00%	07/01/30	150,000	197,033
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	189,684
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	260,529
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	324,806
Refunding RB Series 2020A	5.00%	07/01/35 (a)	350,000	453,998
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	703,449
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/26	575,000	649,218
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/28	250,000	290,635
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/29	250,000	294,267
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	676,308
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/31 (a)	375,000	446,471
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	525,000	624,933
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	250,000	297,502
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,189,404
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(g)	1,300,000	1,422,255
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	599,086
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	598,356
Ceres Water
Water System RB Series 2020	0.50%	06/01/50 (a)	1,375,000	1,375,111
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (a)(d)	450,000	332,806
GO Bonds Series D	0.00%	08/01/35 (a)(d)	550,000	391,510
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	655,154
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	853,038
Sewer Refunding RB Series 2020	5.00%	12/01/24	770,000	875,467
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	470,558
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	388,208
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	528,894

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	574,223
Sewer Refunding RB Series 2020	5.00%	12/01/29	450,000	582,486
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,234,065
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	301,549
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	600,401
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	900,601
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	762,874
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	793,167
Cucamonga Valley Water District Financing Auth
Water Refunding RB Series 2021B	5.00%	09/01/26	415,000	500,357
Water Refunding RB Series 2021B	5.00%	09/01/27	140,000	173,467
Water Refunding RB Series 2021B	5.00%	09/01/28	150,000	190,597
Water Refunding RB Series 2021B	5.00%	09/01/31	200,000	271,562
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(g)	415,000	447,987
GO Bonds Series 2018	5.00%	08/01/38 (a)(g)	500,000	539,744
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	416,512
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	550,155
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	585,008
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	598,185
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	559,984
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	264,298
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	290,761
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	311,114
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	546,847
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22	1,230,000	1,269,768
Refunding GO Bonds Series 2020	5.00%	08/01/24	1,000,000	1,124,887
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,445,579
Refunding GO Bonds Series 2020	5.00%	08/01/27	1,150,000	1,426,103
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (d)	1,250,000	1,110,388
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	465,697
Special Tax RB Series 2015	5.00%	09/01/23	775,000	832,906
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(d)(g)	1,000,000	343,810
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	999,198
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,702,422
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(d)(g)	1,120,000	816,369
GO Bonds Series 2016A	0.00%	08/01/34 (a)(d)(g)	1,900,000	1,319,705

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Gilroy Wastewater System
Wastewater RB Series 2021A	3.00%	08/01/46 (a)	3,720,000	4,009,182
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,250,000
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,902,796
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	984,464
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	875,913
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	852,492
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	3,294,236
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	456,519
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	211,046
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	216,666
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,316,110
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,331,511
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,130,105
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	710,741
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)	1,430,000	1,766,800
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	871,582
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	924,910
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,409,976
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,161,601
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,448,278
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	592,778
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	608,363
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(g)	685,000	752,863
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	178,333
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	237,474
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	148,296
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	236,871
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	851,289
Irvine
Limited Obligation (Assessment District NO 21-1) Bonds	4.00%	09/02/36 (a)	220,000	271,907
Limited Obligation (Assessment District NO 21-1) Bonds	4.00%	09/02/37 (a)	245,000	301,543
Limited Obligation (Assessment District NO 21-1) Bonds	4.00%	09/02/38 (a)	300,000	368,493
Kern CCD
GO BANs 2020	0.00%	08/01/23 (d)	4,200,000	4,178,988

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,279,359
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,770,452
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,110,360
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	630,426
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	750,041
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	731,562
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,562,237
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	971,502
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	490,579
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	370,243
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	381,427
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,073,637
Long Beach Cnty Redevelopment Agency
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/29	285,000	347,658
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/38 (a)	345,000	411,828
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,526,680
Refunding RB Series 2020B	5.00%	05/15/24	6,260,000	6,925,966
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (a)	600,000	780,662
Lease RB Series 2021F	5.00%	12/01/25	435,000	513,625
Lease RB Series 2021F	5.00%	12/01/26	250,000	304,526
Lease RB Series 2021F	5.00%	12/01/27	250,000	312,110
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,563,406
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,508,992
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	760,809
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,057,154
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	2,062,192
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	4,097,109
Sub RB Series 2018D	5.00%	05/15/31 (a)	1,510,000	1,896,752
Sub RB Series 2019F	5.00%	05/15/28	1,310,000	1,628,132
Sub Refunding RB Series 2021A	5.00%	05/15/27	1,230,000	1,494,414
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,553,561
Sub Refunding RB Series 2021A	5.00%	05/15/29	1,410,000	1,791,092
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,426,373
Water System RB Series 2001B4 VRDN	0.02%	07/01/35 (a)(b)(e)(h)	2,000,000	2,000,000
Water System RB Series 2021B	5.00%	07/01/40 (a)	1,000,000	1,317,246
Water System RB Series 2021B	5.00%	07/01/46 (a)	3,000,000	3,895,167

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,618,676
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	986,018
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(g)	1,050,000	1,166,738
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	753,369
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	872,840
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(d)	3,890,000	2,300,625
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,569,972
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	845,319
Moreno Valley USD
GO Bonds Series C	3.00%	08/01/46 (a)	1,685,000	1,811,403
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.75%	08/01/40 (a)	700,000	702,775
North Coast Cnty Water District
COP Series 2021	4.00%	10/01/41 (a)	835,000	997,520
COP Series 2021	4.00%	10/01/46 (a)	1,070,000	1,259,420
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (e)	3,000,000	3,353,659
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	109,229
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	167,905
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	171,344
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	232,175
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	235,307
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	163,191
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	330,460
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	173,643
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	716,158
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	515,756
GO Bonds Series 2015A	5.00%	08/01/23	700,000	754,176
GO Bonds Series 2015A	5.00%	08/01/24	600,000	671,352
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,846,171
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	614,130
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,446,191
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	250,000	313,037
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	623,000
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	819,872
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	433,980
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	897,721
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (a)	525,000	649,027
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	673,446
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	262,242

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ontario Int’l Airport
RB Series 2021B	5.00%	05/15/31	515,000	676,341
RB Series 2021B	5.00%	05/15/33 (a)	545,000	710,081
RB Series 2021B	5.00%	05/15/34 (a)	500,000	649,646
RB Series 2021B	4.00%	05/15/35 (a)	500,000	598,930
Orange County Transportation Auth
BAN 2021	5.00%	10/15/24	1,500,000	1,698,154
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	1,800,000	2,016,009
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,538,603
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,517,922
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	945,150
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	534,960
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,948,610
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,591,620
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,737,373
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,964,748
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,269,744
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	3,061,597
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,488,482
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	686,700
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	427,775
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	957,286
Piner-Olivet Union Elementary SD
GO Bonds Series 2021	0.00%	08/01/42 (a)(d)	500,000	293,601
GO Bonds Series 2021	0.00%	08/01/44 (a)(d)	500,000	274,467
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	930,783
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,498,313
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	220,000	234,162
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27	4,895,000	6,015,176
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	631,796
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/22	200,000	205,302
Refunding RB Series 2021A	4.00%	09/01/24	300,000	326,741
Refunding RB Series 2021A	4.00%	09/01/25	535,000	602,244
Refunding RB Series 2021A	4.00%	09/01/26	400,000	460,335
Refunding RB Series 2021A	4.00%	09/01/27	1,150,000	1,346,896

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,269,838
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,067,187
Refunding RB Series 2019B	5.00%	05/01/24	650,000	717,290
Rio Elementary SD
GO Bonds Series 2018C	0.00%	08/01/32 (a)(d)	115,000	88,441
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25 (g)	180,000	211,030
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,198,393
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(g)	710,000	763,628
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	850,726
Refunding RB Series 2020A	5.00%	01/01/24	500,000	546,824
Refunding RB Series 2020A	5.00%	01/01/25	545,000	617,926
Refunding RB Series 2020A	5.00%	01/01/26	825,000	964,070
Refunding RB Series 2020A	5.00%	01/01/27	865,000	1,038,452
Refunding RB Series 2020A	5.00%	01/01/28	810,000	996,713
Refunding RB Series 2020A	5.00%	01/01/29	855,000	1,076,428
Refunding RB Series 2020A	5.00%	01/01/30	890,000	1,143,048
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	216,923
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,078,868
Sacramento Cnty
Airport System Sr Refunding RB Series 2018C	5.00%	07/01/39 (a)	1,000,000	1,222,460
Airport System Sr Refunding RB Series 2020	5.00%	07/01/34 (a)	1,550,000	2,010,880
Sacramento Regional Transit District
Refunding RB Series 2021A	4.00%	03/01/35 (a)	825,000	1,000,139
Refunding RB Series 2021A	4.00%	03/01/36 (a)	625,000	755,701
Refunding RB Series 2021A	4.00%	03/01/37 (a)	750,000	904,664
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,834,490
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (a)	2,500,000	2,610,008
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	796,434
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	621,657
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	408,986
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,171,071
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,639,916
Sub Airport RB Series 2021B	4.00%	07/01/36 (a)(f)	2,250,000	2,684,790
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (a)	1,000,000	1,175,940
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	310,788
Refunding RB Series 2013A	5.00%	09/01/23	550,000	592,698
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	264,008
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,551,952
Refunding RB Series 2012A	5.00%	05/01/26 (a)	290,000	295,777
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,547,555

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,258,704
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	285,648
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	168,128
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	184,953
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	341,415
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	481,122
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,205,000	1,464,182
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,126,397
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	355,385
San Lorenzo USD
GO Refunding Bonds Series 2021B	4.00%	08/01/47 (a)	1,150,000	1,327,591
San Lorenzo Valley USD
GO Bonds Series 2004	0.00%	08/01/28 (d)	990,000	901,898
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,344,705
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,477,560
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,704,470
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	238,539
RB Series 2020A	5.00%	05/01/36 (a)	500,000	627,046
RB Series 2020A	5.00%	05/01/37 (a)	250,000	313,339
Wastewater RB Series 2021A	5.00%	08/01/25	4,400,000	5,124,552
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	1,250,000	1,449,986
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008C VRDN	0.02%	04/01/36 (a)(b)(e)(h)	2,100,000	2,100,000
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	187,333
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	196,556
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	185,231
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	358,962
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	706,128
Lease RB Series 2018	5.00%	07/01/38 (a)	175,000	213,945
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (a)	250,000	296,465
GO Bonds Series 2018C	5.00%	08/01/35 (a)	300,000	355,457
GO Bonds Series 2018C	5.00%	08/01/36 (a)	850,000	1,006,273
Shasta UHSD
GO Bonds Series 2018	5.25%	08/01/43 (a)	680,000	835,269
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	1,014,615
RB Series 2019	4.00%	07/01/25	1,270,000	1,410,706
Refunding RB Series 2020	4.00%	07/01/26	300,000	340,628
Refunding RB Series 2020	5.00%	07/01/27	630,000	762,941
Refunding RB Series 2020	5.00%	07/01/30	645,000	832,018

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (d)	2,000,000	1,993,432
South Placer Wastewater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,406,284
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)	390,000	452,163
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2020A	5.00%	07/01/35 (a)	3,000,000	3,445,969
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/25	800,000	930,644
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/26	750,000	902,646
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/27	950,000	1,177,775
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,273,729
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	458,869
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	622,665
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	729,601
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	805,137
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	685,382
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	1,165,670
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	0.45%	06/01/30	50,000	50,726
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	250,000	284,786
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	653,061
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	702,015
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	751,687
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	806,282
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	3,000,000	3,065,656
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,306,614
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	547,783
GO Bonds Series 2021F	3.00%	08/01/47 (a)	1,350,000	1,434,875
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	371,426
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	538,646
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	708,890
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	755,583
				493,144,264
PUERTO RICO 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	857,640
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	697,266

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	1,064,057
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	991,037
				3,610,000
Total Municipal Securities (Cost $475,228,583)				496,754,264
Total Investments (Cost $475,228,583)				496,754,264

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Zero coupon bond.
(e)	Credit-enhanced or liquidity-enhanced.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Refunded bond.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
PFA —	Public Financing Authority
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$496,754,264	$—	$496,754,264
Total	$—	$496,754,264	$—	$496,754,264

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.3% OF NET ASSETS
ALABAMA 2.3%
Black Belt Energy Gas District
Gas RB Series 2021B	4.00%	10/01/52 (a)	1,000,000	1,142,047
Jefferson Cnty Sales Tax
Limited Obligation Refunding RB Series 2017	4.00%	09/15/36 (a)	500,000	573,919
				1,715,966
ARIZONA 3.2%
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	603,624
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	700,000	820,711
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019B	4.00%	07/01/39 (a)	800,000	927,016
				2,351,351
CALIFORNIA 5.1%
California Community Choice Finance Auth
RB Series 2021B1	4.00%	02/01/52 (a)(b)(c)(d)	1,000,000	1,211,905
California Health Facilities Financing Auth
Refunding RB (Lucile Salter Packard Childrens Hospital) Series 2022A	4.00%	05/15/51 (a)(e)	500,000	574,885
Los Angeles USD
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	665,000	787,489
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(f)	520,000	307,539
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021B	4.00%	07/01/36 (a)(e)	750,000	894,930
				3,776,748
COLORADO 1.2%
Park Creek Metropolitan Dist
Sr LT RB Series 2019A	4.00%	12/01/34 (a)	745,000	895,757

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
DISTRICT OF COLUMBIA 1.4%
Washington DC Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/34 (a)	400,000	480,945
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/40 (a)	500,000	594,058
				1,075,003
FLORIDA 6.7%
Broward Cnty SD
COP Series 2020A	5.00%	07/01/30	500,000	650,609
Florida Gulf Coast Univ
Improvement Refunding RB Series 2017A	5.00%	08/01/26	435,000	515,850
Florida Higher Educational Facilities Financing Auth
Educational Facilities Refunding RB (Nova Southeastern Univ) Series 2016	5.00%	04/01/30 (a)	750,000	877,069
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	583,405
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	1,000,000	1,163,296
Miami-Dade Cnty Educational Facilities Auth
Revenue & Refunding Bonds (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	500,000	567,763
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	567,746
				4,925,738
GEORGIA 3.4%
Cobb Cnty-Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	5.00%	04/01/28 (a)	415,000	438,880
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	4.00%	06/15/36 (a)(b)	750,000	916,598
Municipal Electric Auth of Georgia
Sub Bonds Series 2021A	4.00%	01/01/40 (a)	1,000,000	1,195,170
				2,550,648
GUAM 1.1%
Guam Power Auth
RB Series 2012A	5.00%	10/01/34 (a)	250,000	258,078
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	541,150
				799,228
IDAHO 0.4%
Idaho Health Facilities Auth
RB Series 2021A	4.00%	03/01/46 (a)(e)	250,000	293,166
ILLINOIS 2.5%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	556,752
Illinois Regional Transportation Auth
GO Bonds Series 2018B	5.00%	06/01/24	250,000	278,174

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (a)	450,000	542,324
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	4.00%	10/01/43 (a)(c)	400,000	469,022
				1,846,272
LOUISIANA 5.1%
Louisiana Local Government Environmental Facilities & Community Development Auth
Refunding RB (Westlake Chemical Corp) Series 2017	3.50%	11/01/32 (a)	1,000,000	1,097,889
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	4.00%	04/01/50 (a)	500,000	575,133
Revenue & Refunding Bonds (Ochsner Clinic) Series 2017	5.00%	05/15/42 (a)	500,000	592,408
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	400,000	417,698
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/34 (a)	500,000	634,092
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (a)	400,000	474,113
				3,791,333
MAINE 1.2%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	4.00%	07/01/50 (a)	750,000	879,467
MARYLAND 0.8%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	604,389
MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency
RB (Southcoast Health System) Series 2021G	4.00%	07/01/46 (a)	200,000	235,735
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (a)	300,000	382,614
				618,349
MICHIGAN 2.7%
Detroit SD
ULT Refunding RB Series 2020A	5.00%	05/01/39 (a)(c)	500,000	638,116
Great Lakes Water Auth
2nd Lien Water System Refunding RB Series 2016D	5.00%	07/01/30 (a)	500,000	595,008
Michigan Finance Auth
Local Gov’t Loan Program RB (Detroit Public Lighting Auth) Series 2014B	5.00%	07/01/44 (a)	700,000	742,640
				1,975,764
MINNESOTA 6.4%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.37%	02/01/00 (g)	15,000	7,050
Pooled Housing Development RB Series 1993	4.72%	02/01/02 (g)	30,000	14,100
Pooled Housing Development RB Series 1993	4.93%	02/01/05 (g)	20,000	9,400
Pooled Housing Development RB Series 1993	4.96%	02/01/06 (g)	20,000	9,400
Pooled Housing Development RB Series 1993	5.04%	02/01/07 (g)	65,000	30,550

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pooled Housing Development RB Series 1993	5.07%	02/01/08 (g)	10,000	4,700
Pooled Housing Development RB Series 1993	5.24%	02/01/17 (g)	450,000	211,500
Pooled Housing Development RB Series 1993	5.59%	02/01/25 (a)(g)	9,500,000	4,465,000
				4,751,700
MISSISSIPPI 0.9%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993 VRDN SIFMA	0.02%	06/01/23 (a)(b)(d)(h)	700,000	700,000
MISSOURI 2.5%
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/26	300,000	360,469
Facilities Refunding RB Series 2021A	5.00%	11/01/29	735,000	937,680
St Louis
Airport Revenue & Refunding Bonds (St Louis Lambert) Series 2019C	5.00%	07/01/32 (a)	425,000	536,335
				1,834,484
NEVADA 1.0%
Clark Cnty SD
Refunding GO Bonds Series 2017C	5.00%	06/15/31 (a)	580,000	716,468
NEW JERSEY 5.8%
New Jersey
GO Bonds Series 2020A	5.00%	06/01/26	1,000,000	1,186,110
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/34 (a)	1,000,000	1,105,020
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)	1,000,000	1,100,498
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	898,326
				4,289,954
NEW YORK 17.1%
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	4.00%	07/01/40 (a)	710,000	856,111
Long Island Power Auth
Electric System RB Series 2021A	5.00%	09/01/34 (a)	370,000	491,056
Electric System RB Series 2021B	1.50%	09/01/51 (a)(d)	585,000	600,030
Metropolitan Transportation Auth
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	616,171
Nassau Cnty
GO Bonds Series 2017B	5.00%	04/01/31 (a)	450,000	540,942
New York City
GO Bonds Fiscal 2013 Series A3	0.03%	10/01/40 (a)(c)(d)(h)	1,200,000	1,200,000
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	695,000	915,182
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B VRDN SIFMA	0.02%	06/15/49 (a)(b)(c)(d)(h)	1,450,000	1,450,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (a)	500,000	598,830

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	707,404
New York State Dormitory Auth
RB (NYU Langone Hospitals) Series 2020A	4.00%	07/01/53 (a)	500,000	580,492
RB Series 2021A	5.00%	07/01/46 (a)(e)	300,000	375,539
RB Series 2021A	5.00%	07/01/51 (a)(e)	940,000	1,171,471
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	635,857
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (a)	500,000	576,559
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	600,000	769,629
Troy Capital Resource Corp
Refunding RB (Rensselaer Polytechnic Institute) Series 2021	4.00%	09/01/35 (a)	190,000	226,434
Refunding RB (Rensselaer Polytechnic Institute) Series 2021	4.00%	09/01/36 (a)	280,000	333,079
				12,644,786
NORTH CAROLINA 0.9%
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/51 (a)	250,000	292,136
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/40 (a)	300,000	340,108
				632,244
OHIO 1.0%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	500,000	606,291
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	3.00%	12/01/21	100,000	100,000
				706,291
OKLAHOMA 2.1%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	617,624
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31 (e)	750,000	930,512
				1,548,136
OREGON 0.8%
Lane Cnty SD #52
GO Bonds Series 2021A	0.00%	06/15/44 (a)(c)(f)	1,000,000	559,278
PENNSYLVANIA 5.3%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	608,868
Pennsylvania Economic Development Financing Auth
RB (Univ of Pittsburgh Medical Center) Series 2021A	3.00%	10/15/46 (a)	500,000	536,383
Sewage Sludge Disposal Refunding RB (Philadelphia Biosolids) Series 2020	4.00%	01/01/30 (b)	1,300,000	1,508,421
Pennsylvania State Turnpike Commission
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	302,500

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (a)	500,000	623,659
Philadelphia SD
GO Bonds Series 2018A	5.00%	09/01/31 (a)	250,000	312,024
				3,891,855
SOUTH CAROLINA 0.8%
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	590,479
TENNESSEE 3.1%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	561,918
Memphis
GO Refunding Bonds Series 2020	4.00%	05/01/34 (a)	500,000	589,287
Tennergy Corp
Gas Supply RB Series 2021A	4.00%	12/01/51 (a)(d)	1,000,000	1,165,215
				2,316,420
TEXAS 7.6%
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/28 (c)	300,000	353,863
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/29 (c)	285,000	341,619
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/30 (c)	305,000	370,622
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/31 (c)	315,000	387,560
Dallas-Fort Worth International Airport
Refunding RB Series 2021B	4.00%	11/01/45 (a)	750,000	882,692
Love Field Airport Modernization Corp
General Airport Refunding RB Series 2021	5.00%	11/01/29	500,000	633,582
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	528,555
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (a)	500,000	610,549
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	500,000	601,855
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	800,000	895,684
				5,606,581
UTAH 1.4%
Vineyard Redevelopment Agency
Tax Increment Refunding RB Series 2021	5.00%	05/01/29	175,000	221,416
Tax Increment Refunding RB Series 2021	5.00%	05/01/30	200,000	257,340
Tax Increment Refunding RB Series 2021	4.00%	05/01/35 (a)	100,000	119,717
Tax Increment Refunding RB Series 2021	4.00%	05/01/38 (a)	225,000	268,397
Tax Increment Refunding RB Series 2021	4.00%	05/01/39 (a)	175,000	208,301
				1,075,171
VIRGINIA 1.9%
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (a)	535,000	639,915

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Virginia College Building Auth
Educational Facilities RB (Randolph-Mason College) Series 2021A	3.00%	01/15/46 (a)	700,000	752,238
				1,392,153
WASHINGTON 1.7%
Greater Wenatchee Regional Events Center Public Facilities Dist
Limited Sales Tax RB Series 2012A	4.50%	09/01/22 (i)	190,000	196,153
Limited Sales Tax RB Series 2012A	5.25%	09/01/32 (a)(i)	500,000	518,990
Skagit Cnty Hospital Dist
Refunding RB (Skagit Valley Hospital) Series 2013A	5.00%	12/01/37 (a)	500,000	535,201
				1,250,344
WEST VIRGINIA 1.0%
Marshall Univ
Improvement Refunding RB Series 2020A	4.00%	05/01/50 (a)	635,000	728,654
WISCONSIN 2.4%
Wisconsin Health & Educational Facilities Auth
RB (Hmong American Peace Academy) Series 2020	5.00%	03/15/50 (a)(b)	1,075,000	1,290,113
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	517,560
				1,807,673
WYOMING 0.7%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	500,000	532,031
Total Municipal Securities (Cost $72,870,061)				75,673,881
Total Investments (Cost $72,870,061)				75,673,881

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Variable rate security; rate shown is effective rate at period end.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Zero coupon bond.
(g)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate utilized by the Fund is reviewed at least annually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index
(i)	Refunded bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$75,673,881	$—	$75,673,881
Total	$—	$75,673,881	$—	$75,673,881

[1]	As categorized in the Portfolio Holdings.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446NOV21